CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 2,210	$ 4,299	$ 1,109
Accounts receivable, net	710	1,043	7
Inventories, net	136	65	74
Other current assets	632	289	205
Total Current Assets	3,688	5,696	1,395
Property and equipment, net	607	560	241
Other assets	36	61	74
Total Assets	4,331	6,317	1,710
LIABILITIES AND STOCKHOLDERS' DEFICIENCY
Accounts payable	2,023	722	812
Convertible debt	6,726	0	4,133
Accrued payroll taxes	949	1,470	4,972
Deferred revenue	1,225	1,880	398
Other current liabilities	1,568	1,995	1,708
Total Current Liabilities	12,491	6,067	12,023
Long Term Liabilities:
Deferred compensation retirement plan for officers, net of current portion		180	229
Derivative liability	1,796	2,852	2,559
Convertible debt, net of current portion	1,415	8,892	1,370
Other long term liabilities	282
Total Long Term Liabilities	3,493	11,924	4,158
Total Liabilities	15,984	17,991	16,181
Stockholders' Deficiency:
Common Stock Value	57	55	54
Additional paid-in capital	84,890	79,345	66,711
Accumulated deficit	(96,645)	(91,118)	(81,268)
Treasury Stock, Value	(18)	(18)	0
Total ThermoEnergy Corporation Stockholders' Deficiency	(11,651)	(11,674)	(14,471)
Noncontrolling interest	(2)	0
Total Stockholders' Deficiency	(11,653)	(11,674)	(14,471)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	4,331	6,317	1,710
Series A Convertible Preferred Stock
Stockholders' Deficiency:
Preferred Stock Value	2	2	2
Series B Convertible Preferred Stock
Stockholders' Deficiency:
Preferred Stock Value	$ 63	$ 60	$ 30